Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Net income	$ 424.4	$ 403.1	$ 244.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	254.5	227.4	207.9
Equity-based compensation expense	39.2	31.2	16.4
Deferred income taxes	(97.2)	(54.5)	(89.1)
Amortization of deferred financing costs, debt premium and debt discount, net	6.5	6.4	6.4
Net loss on extinguishments of long-term debt	2.1	24.3	90.7
Loss (income) from equity investments	0.0	11.2	(1.2)
Gain on remeasurement of equity investment	0.0	(98.1)	0.0
Mark-to-market (gain) loss on interest rate cap agreements	(2.6)	2.1	0.4
Other	0.4	0.3	0.4
Changes in assets and liabilities:
Accounts receivable	(179.9)	(342.6)	(117.6)
Merchandise inventory	(68.5)	(31.5)	44.2
Other assets	(50.1)	(71.2)	(18.7)
Accounts payable-trade	225.1	100.5	43.7
Other current liabilities	80.2	47.5	1.7
Long-term liabilities	(30.1)	21.4	4.9
Net cash provided by operating activities	604.0	277.5	435.0
Cash flows from investing activities:
Capital expenditures	(63.5)	(90.1)	(55.0)
Payment for equity investment	0.0	0.0	(86.8)
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II	0.0	0.0	(20.9)
Premium payments on interest rate cap agreements	(2.4)	(0.5)	(2.1)
Acquisition of business, net of cash acquired	0.0	(263.8)	0.0
Net cash used in investing activities	(65.9)	(354.4)	(164.8)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	338.8	314.5	0.0
Repayments of borrowings under revolving credit facility	(338.8)	(314.5)	0.0
Repayments of long-term debt	(20.6)	(32.8)	(15.4)
Proceeds from issuance of long-term debt	1,483.0	525.0	1,175.0
Payments to extinguish long-term debt	(1,490.4)	(525.3)	(1,299.0)
Net change in other long-term obligation	15.7	0.0	0.0
Payments of debt financing costs	(5.9)	(6.8)	(21.9)
Net change in accounts payable-inventory financing	143.6	95.9	75.5
Proceeds from stock option exercises	7.4	2.4	1.3
Proceeds from Coworker Stock Purchase Plan	9.3	8.7	5.8
Repurchases of common stock	(367.4)	(241.3)	0.0
Dividends paid	(78.7)	(52.9)	(33.6)
Excess tax benefits from equity-based compensation	0.0	0.6	0.3
Principal payments under capital lease obligations	(0.6)	0.0	0.0
Net cash provided by (used in) financing activities	(304.6)	(226.5)	(112.0)
Effect of exchange rate changes on cash and cash equivalents	(7.4)	(3.5)	(1.8)
Net increase (decrease) in cash and cash equivalents	226.1	(306.9)	156.4
Cash and cash equivalents – beginning of period	37.6	344.5	188.1
Cash and cash equivalents – end of period	263.7	37.6	344.5
Supplemental Cash Flow Information [Abstract]
Interest paid	(144.3)	(154.6)	(195.8)
Taxes paid, net	$ (329.2)	$ (300.2)	$ (241.2)